Commitments and Contingencies (Details Narrative) - USD ($)	Sep. 30, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Capital commitment		$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Future minimum lease payment	$ 59,950